As filed with the Securities and Exchange Commission on November 29, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number [811-05037]

[Professionally Managed Portfolios]
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Professionally Managed Portfolios
777 E. Wisconsin Ave.
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: September 30, 2012

Item 1. Schedule of Investments.

Portfolio 21

SCHEDULE OF INVESTMENTS at September 30, 2012 (unaudited)

Shares		Value
COMMON STOCKS: 97.4%
Automobiles & Components: 2.3%
59,000	Deere & Co. (United States)	$4,866,910
130,000	Johnson Controls, Inc. (United States)	3,562,000
		8,428,910
Banks: 1.5%
450,000	New Resource Bank (United States) (a) (b)	1,372,500
50,000	The Toronto Dominion Bank (Canada) (a)	4,169,972
		5,542,472
Capital Goods: 7.4%
150,000	ABB Ltd. (Switzerland)	2,814,476
261,200	Ameresco, Inc. (United States) (a)	3,084,772
240,000	Atlas Copco AB - Class A (Sweden)	5,607,929
102,000	Eaton Corp. (United States)	4,820,520
60,000	Schneider Electric SA (France)	3,547,405
213,300	SKF AB - Class B (Sweden)	4,609,347
80,000	Tennant Co. (United States)	3,425,600
		27,910,049
Commercial Services & Supplies: 1.4%
165,000	Waste Management, Inc. (United States)	5,293,200

Communications Equipment: 1.5%
600,000	Ericsson (Sweden)	5,472,651

Computers & Peripherals: 1.9%
10,800	Apple, Inc. (United States)	7,206,408

Construction & Engineering: 1.0%
145,000	Quanta Services, Inc. (United States) (a)	3,581,500

Consumer Durables & Supplies: 1.5%
58,000	Nike, Inc. (United States)	5,504,780
237,481	Koninklijke Philips Electronics NV (Netherlands)	5,544,577
		11,049,357

Diversified Financial Services: 0.9%
24,000	Intercontinental-Exchange, Inc. (United States) (a)	3,201,840

Electrical Equipment: 0.6%
100,000	Generac Holdings, Inc. (United States) (a)	2,289,000

Electronic Products: 0.7%
	Corning, Inc. (United States)	2,630,000

Food & Staples Retailing: 2.4%
800,000	Tesco PLC (United Kingdom)	4,296,023
80,000	United Natural Foods, Inc. (United States) (a)	4,676,000
		8,972,023

Food, Beverage & Tobacco: 1.9%
200,000	Cosan Ltd. - Class A (Brazil) (a)	3,172,000
65,000	Danone (United States)	3,999,387
90,000	Unilever PLC (Netherlands)	3,191,943
		10,363,330
Health Care Equipment & Services: 3.1%
140,000	Baxter International, Inc. (United States)	8,436,400
75,000	Covidien PLC (Ireland)	4,456,500
300,000	Smith & Nephew PLC (United Kingdom)	3,309,417
		16,202,317

Health Care Providers & Services: 0.8%
50,000	Quest Diagnostics, Inc. (United States)	3,171,500

Hotels, Restaurants & Leisure: 0.8%
90,000	Accor SA (France)	2,996,322
Household & Personal Products: 0.7%
100,000	Natura Cosmeticos SA (Brazil)	2,708,102

Insurance: 1.3%
138,300	Metlife, Inc. (United States)	4,765,818

Internet Software & Services: 1.7%
130,000	eBay, Inc. (United States) (a)	6,293,300

IT Services: 0.9%
100,000	Paychex, Inc. (United States)	3,329,000

Life Sciences Tools & Services: 1.0%
80,000	Life Technologies Corp. (United States) (a)	3,910,400

Machinery: 0.8%
120,000	Xylem, Inc. (United States)	3,018,000

Materials: 8.8%
125,000	Ecolab, Inc. (United States)	8,101,250
235,000	Novozymes A/S - Class B (Denmark)	6,481,640
70,000	Nucor Corp. (United States)	2,678,200
50,000	Praxair, Inc. (United States)	5,194,000
342,000	Svenska Cellulosa AB - Class B (Sweden)	6,358,417
78,464	Umicore (Belgium)	4,107,493
		32,921,000
Personal Products: 1.2%
35,000	L'oreal (France) (a)	4,327,437
Pharmaceuticals & Biotechnology: 12.9%
160,000	Novartis AG (Switzerland)	9,792,563

115,000	Novo-Nordisk A/S (Denmark)	18,098,005
80,000	Roche Hodlings AG (Switzerland)	14,963,735
65,000	Waters Corp. (United States) (a)	5,416,450
		48,270,753
Real Estate: 0.9%
30,000	Jones Lang Lasalle, Inc. (United States)	2,290,500
17,000	Unibail-Rodamco SA (France)	3,387,514
		5,678,014

Retailing: 1.7%
90,000	Hennes & Mauritz AB - Class B (Sweden)	3,132,286
275,000	Staples, Inc. (United States)	3,168,000
		6,300,286
Semiconductors & Semiconductor Equipment: 4.4%
275,000	Applied Materials, Inc. (United States)	3,070,375
160,000	Intel Corp. (United States)	3,628,800
8,092	Samsung Electronic Co. Ltd. (South Korea)	9,751,655
		16,450,830
Software & Services: 7.6%
115,000	Adobe Systems, Inc. (United States) (a)	3,732,900
146,000	Autodesk, Inc. (United States) (a)	4,872,020
26,500	Google, Inc. (United States) (a)	19,994,250
		28,599,170
Technology Hardware & Equipment: 5.7%
300,000	Cisco Systems, Inc. (United States)	5,727,000
46,000	International Business Machines Corp. (United States)	9,542,700
55,000	Itron, Inc. (United States) (a)	2,373,250
115,000	NetApp, Inc. (United States) (a)	3,781,200
		21,424,150
Telecommunication Services: 4.6%
550,000	China Mobile Ltd. (Hong Kong)	6,097,252
500,000	Telefonica SA (Spain)	6,682,826
150,000	Vodafone Group PLC (United Kingdom) - ADR	4,274,250
		17,054,328
Transportation: 4.4%
45,000	Canadian Pacific Railway Ltd. (Canada) (a)	3,734,666
70,000	East Japan Railway Co. (Japan)	4,631,556
75,000	Expeditors International of Washington, Inc. (United States)	2,727,000
30,000	FedEx Corp. (United States)	2,538,600
800,000	MTR Corp. (Hong Kong)	3,024,339
		16,656,161
Utilities: 4.5%
30,000	ITC Holdings Corp. (United States)	2,267,400
400,000	National Grid PLC (United Kingdom)	4,412,357
170,000	Ormat Technologies, Inc. (United States)	3,187,500
100,000	Red Electrica Corporacion SA (Spain)	4,739,633
200,000	Scottish & Southern Energy PLC (United Kingdom)	4,500,549
		19,107,439
TOTAL COMMON STOCKS
(Cost $282,006,039)		365,125,067

PREFERRED STOCKS: 2.4%

Banks: 1.2%
270,000		Banco Bradesco S A (Brazil)	4,338,900
Household & Personal Products: 1.3%
60,000		Henkel KGaA (Germany)	4,779,517
TOTAL PREFERRED STOCKS
(Cost $6,821,406)			9,118,417

SHORT-TERM INVESTMENT: 0.8%
Money Market Fund: 0.8%
3,131,454		Fidelity Money Market Portfolio - Select Class, 0.114% ^	3,131,454
TOTAL SHORT-TERM INVESTMENT
(Cost $3,131,454)			3,131,454
TOTAL INVESTMENTS IN SECURITIES: 100.6%
(Cost $291,958,899)			377,374,938
Liabilities in Excess of Other Assets: (0.6)%			(2,314,166)
TOTAL NET ASSETS: 100.0%			$375,060,772

	(a)	Non-income producing security.
	(b)	A portion of this security is considered illiquid. As of September 30, 2012 the total market value of securities considerd illiquid was $1,372,500 or 0.4% of net assets.
	ADR	American Depositary Receipt
	^	7-day yield as of September 30, 2012.

The cost basis of investments for federal income tax purposes at September 30, 2012 were as follows:

Cost of investments	$292,562,952
Gross unrealized appreciation	118,948,670
Gross unrealized depreciation	(34,176,618)
Net unrealized appreciation	$84,811,986

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at Portfolio 21 (the "Fund") previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Percent
of Total
Country	Net Assets
Belgium	1.1%
Brazil	2.7%
Canada	2.1%
Denmark	6.6%
France	4.9%
Germany	1.3%
Hong Kong	2.4%
Ireland	1.2%
Japan	1.2%
Netherlands	2.3%
South Korea	2.6%
Spain	3.0%
Sweden	6.7%
Switzerland	7.4%
United Kingdom	5.5%
United States	49.6%
Liabilities in Excess of Other Assets:	-0.6%
100.0%

Summary of Fair Value Disclosure at September 30, 2012 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$20,291,153	$6,128,608	$-	$26,419,761
Consumer Staples	7,384,102	18,201,592	-	25,585,694
Energy	3,172,000	-	-	3,172,000
Financials	10,258,158	9,056,037	-	19,314,195
Health Care	25,801,250	37,239,548	-	63,040,798
Industrials	40,895,668	35,735,777	-	76,631,445
Information Technology	72,391,403	20,436,386	-	92,827,789
Materials	10,779,450	20,634,259	-	31,413,709
Telecommunication Services	4,274,250	6,097,252	-	10,371,502
Utilities	8,626,400	7,721,774	-	16,348,174
Total Common Stocks	203,873,834	161,251,233	-	365,125,067
Preferred Stocks
Consumer Staples	-	4,779,517	-	4,779,517
Financials	4,338,900	-	-	4,338,900
Total Preferred Stocks	4,338,900	4,779,517	-	9,118,417
Short-Term Investment^	3,131,454	-	-	3,131,454
Total Investments in Securities	$211,344,188	$166,030,750	$-	$377,374,938

^ See Schedule of Investments for industry breakouts.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)                  /s/ Eric W. Falkeis
Eric W. Falkeis, President

Date           11/27/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Eric W. Falkeis
Eric W. Falkeis, President

Date           11/27/2012

By (Signature and Title)*               /s/ Patrick J. Rudnick
Patrick J. Rudnick, Treasurer

Date           11/26/2012

* Print the name and title of each signing officer under his or her signature.